Long-term investments (Details 1) - Weichai Westport Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and short-term investments	$ 11,734	$ 4,696
Accounts receivable	72,121	31,967
Inventory	83,594	80,412
Other current assets	1,249	176
Long-term assets
Property, plant and equipment	5,736	7,021
Deferred income tax assets	7,781	6,874
Total assets	182,215	131,146
Current liabilities:
Accounts payable and accrued liabilities	128,838	93,016
Total liabilities	128,838	93,016
Product revenue	618,465	466,580	$ 272,086
Cost of revenue and expenses:
Cost of product revenue	565,943	429,238	247,299
Operating expenses	32,227	22,846	15,022
Equity Method Investment Summarized Financial Information Cost of Revenue and Expenses	598,170	452,084	262,321
Income before income taxes	20,295	14,496	9,765
Income tax expense	3,076	2,315	1,536
Income for the period	$ 17,219	$ 12,181	$ 8,229